Deposits and other borrowings - Average balances and average rates for major categories of deposits (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Australia
Deposits and other borrowings
Average balance	$ 481,108	$ 468,254	$ 463,162
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Average balance	45,231	42,455	41,156
Australia | Certificates of deposit
Deposits and other borrowings
Average balance	$ 25,041	$ 30,367	$ 31,424
Average rate (as a percent)	0.80%	2.00%	2.00%
Australia | Other interest bearing at call
Deposits and other borrowings
Average balance	$ 275,475	$ 237,420	$ 228,328
Average rate (as a percent)	0.50%	1.10%	1.20%
Australia | Other interest bearing term
Deposits and other borrowings
Average balance	$ 135,361	$ 158,012	$ 162,254
Average rate (as a percent)	1.50%	2.40%	2.50%
Overseas
Deposits and other borrowings
Average balance	$ 92,417	$ 87,805	$ 83,988
Overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Average balance	9,661	6,815	6,021
Overseas | Certificates of deposit
Deposits and other borrowings
Average balance	$ 14,376	$ 11,854	$ 13,008
Average rate (as a percent)	1.40%	2.60%	1.90%
Overseas | Other interest bearing at call
Deposits and other borrowings
Average balance	$ 25,999	$ 23,616	$ 23,017
Average rate (as a percent)	0.50%	1.10%	1.20%
Overseas | Other interest bearing term
Deposits and other borrowings
Average balance	$ 42,381	$ 45,520	$ 41,942
Average rate (as a percent)	2.30%	3.00%	2.80%